Note 52 Other services rendered (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other services rendered [Line Items]
Firms belonging to the EY worldwide organization	€ 0.2	€ 0.2	€ 0.2